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                                [AUSA LETTERHEAD]

                                   May 2, 2002

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      AUSA Life Insurance Company, Inc.
         AUSA Series Annuity Account
         AUSA Freedom Premier
         File No. 333-63218/811-10417

         CIK No. 0001142696

Dear Sir or Madam:

         On behalf of AUSA Life Insurance Company, Inc. ("AUSA") and the AUSA Series Annuity Account (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the Statement of Additional Information ("SAI") for certain deferred variable annuity contracts offered by AUSA through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of the SAI contained in the Form N-4 Registration Statement for the Account (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 18, 2002 via EDGAR.

         If you have any questions or concerns, please contact Compliance Supervisor Carrie Bekker, CLA, at (727) 299-1913 or me at (727) 299-1824.

                                       Very truly yours,



                                       /s/ John K. Carter
                                       ----------------------------------------
                                       John K. Carter
                                       Vice President and Counsel

cc:      Mary Jane Wilson-Bilik, Esq.